Disclosures about The Temporary Exemption From IFRS 9 - Summary of Financial Assets Not Considered to have Low Credit Risk on Reporting Date (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]	¥ 9,631	¥ 7,391
Fair value		7,274	4,970
Domestic [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]	9,631	7,367
Fair value		¥ 7,274	4,966
Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]		24
Fair value			¥ 4

[1]	For financial assets measured at amortised cost, the carrying amount before adjusting impairment allowance is disclosed here.